Financial Instruments - Summary of Information Considered to be Exposed to Credit Risk (Detail) - CAD ($) $ in Millions	Jan. 31, 2022	Jan. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Sales tax and other government receivables	$ (118.0)	$ (56.4)
Trade and other receivables [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	465.7	311.5
Sales tax and other government receivables	(118.0)	(56.4)
Exposed to credit risk on receivables	347.7	255.1
Allowance for doubtful accounts	(4.4)	(4.2)
Trade and other receivables [member] | Not past due [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	339.6	246.3
Trade and other receivables [member] | Under 60 days [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	5.0	7.8
Trade and other receivables [member] | From 60 to 90 days [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	0.7	1.5
Trade and other receivables [member] | Over 90 days [member]
Disclosure of detailed information about financial instruments [line items]
Trade and other receivables	$ 6.8	$ 3.7